Summary of Significant Accounting Policies (Details) - Schedule of exchange rate - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Schedule of exchange rate [Abstract]
Exchange rate	$ 6.39675	$ 6.69247	$ 7.0992
Average rate	$ 6.4242	$ 6.4164	$ 6.8905